RESTATEMENT OF PRIOR FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2015
RESTATEMENT OF PRIOR FINANCIAL STATEMENTS [Abstract]
Restatement of Prior Financial Statements
The cumulative adjustments to correct the errors in the consolidated financial statements for all periods prior to January 1, 2013 are recorded as adjustments to retained earnings at January 1, 2013 as shown in the consolidated statements of shareholders' equity. The cumulative effect of those adjustments decreased previously reported retained earnings by $8.2 million at January 1, 2013 (dollars in thousands).

Retained earnings at January 1, 2013 – As previously reported	$83,138
Adjustments	(8,191)
Retained earnings at January 1, 2013 – As restated	$74,947

	For the Years Ended December 31,
	2014	2013
Net income – As previously reported	$56,077	$52,476
Adjustments	4,107	1,464
Net income – As restated	$60,184	$53,940

The following tables set forth the correction to each of the individual affected line items in the consolidated balance sheet as of December 31, 2014 and the related consolidated statements of income for the years ended December 31, 2014 and 2013. The restated amounts presented below reflect the impact of these corrections. The Company did not present tables for the adjustments for the Consolidated Statements of Cash Flows since all of the adjustments were within the operating section of the Consolidated Statements of Cash Flows. The above adjustments did not affect total cash flows from operating activities, financing activities or investing activities for any period presented.

Consolidated Balance Sheet

AT DECEMBER 31, 2014
(Dollars in thousands, except par value data)

	December 31, 2014
	As previously reported	Maintenance rights adjustments	Other adjustments	As restated
Assets
Cash and cash equivalents	$337,560	$—	$—	$337,560
Restricted cash and cash equivalents	139,139	—	—	139,139
Rent receivables	4,887	—	—	4,887
Investment in unconsolidated subsidiary	4,002	—	—	4,002
Investment in direct finance lease, net	—	—	—	—
Flight equipment held for sale, net	—	—	—	—
Flight equipment held for operating lease, net	3,705,407	(143,336)	(5,187)	3,556,884
Maintenance rights, net	—	144,920	—	144,920
Fair value of derivative assets	2,067	—	—	2,067
Other assets, net	31,608	—	(2,659)	28,949
Total assets	$4,224,670	$1,584	$(7,846)	$4,218,408
Liabilities
Accounts payable and accrued liabilities	$18,431	$—	$—	$18,431
Rentals received in advance	19,751	—	—	19,751
Payable to related parties	2,772	—	—	2,772
Security deposits	64,058	—	—	64,058
Maintenance payment liability	254,514	—	—	254,514
Unsecured borrowings, net	689,452	—	—	689,452
Secured borrowings, net	2,335,328	—	(2,659)	2,332,669
Deferred tax liability, net	16,289	294	(1,277)	15,306
Fair value of derivative liabilities	23,311	—	—	23,311
Other liabilities	41,890	—	—	41,890
Total liabilities	3,465,796	294	(3,936)	3,462,154
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 41,432,998 shares issued and outstanding at December 31, 2014	41	—	—	41
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	—	—	—	—
Additional paid-in capital	658,522	—	—	658,522
Retained earnings	117,402	1,290	(3,910)	114,782
Accumulated other comprehensive loss, net	(17,091)	—	—	(17,091)
Total shareholders' equity	758,874	1,290	(3,910)	756,254
Total liabilities and shareholders' equity	$4,224,670	$1,584	$(7,846)	$4,218,408

Consolidated Statements of Income

FOR THE YEAR ENDED DECEMBER 31, 2014
(Dollars in thousands, except per share data)

	Year Ended December 31, 2014
	As previously reported	Maintenance rights adjustments	Other adjustments	As restated
Revenues
Operating lease revenue	$404,668	$1,895	$—	$406,563
Finance lease income	—	—	—	—
Equity earnings from unconsolidated subsidiary	2,456	—	1,106	3,562
Gain on sale of aircraft	18,878	(4,564)	447	14,761
Interest and other income	662	—	—	662
Total revenues	426,664	(2,669)	1,553	425,548
Expenses
Depreciation	175,547	(8,290)	(274)	166,983
Aircraft impairment	—	—	1,200	1,200
Interest expense	142,519	—	—	142,519
Selling, general and administrative	41,148	—	(115)	41,033
Ineffective, dedesignated and terminated derivatives	72	—	—	72
Net (gain) loss on extinguishment of debt	(3,922)	1,713	15	(2,194)
Maintenance and other costs	6,960	—	100	7,060
Total expenses	362,324	(6,577)	926	356,673
Net income before provision for income taxes	64,340	3,908	627	68,875
Provision for income taxes	8,263	751	(323)	8,691
Net income	$56,077	$3,157	$950	$60,184
Earnings per share:
Basic	$1.32			$1.42
Diluted	$1.32			$1.42

FOR THE YEAR ENDED DECEMBER 31, 2013
(Dollars in thousands, except per share data)

	Year Ended December 31, 2013
	As previously reported	Maintenance rights adjustments	Other adjustments	As restated
Revenues
Operating lease revenue	$359,409	$(8,062)	445	$351,792
Finance lease income	—	—	—	—
Equity earnings from unconsolidated subsidiary	1,871	—	(380)	1,491
Gain on sale of aircraft	6,277	(856)	—	5,421
Interest and other income	1,930	—	—	1,930
Total revenues	369,487	(8,918)	65	360,634
Expenses
Depreciation	146,400	(7,854)	(210)	138,336
Aircraft impairment	8,825	(2,659)	—	6,166
Interest expense	120,399	—	—	120,399
Selling, general and administrative	37,418	—	2,175	39,593
Ineffective, dedesignated and terminated derivatives	(1,263)	—	—	(1,263)
Net gain on extinguishment of debt	(15,881)	—	734	(15,147)
Maintenance and other costs	15,454	—	22	15,476
Total expenses	311,352	(10,513)	2,721	303,560
Net income before provision for income taxes	58,135	1,595	(2,656)	57,074
Provision for income taxes	5,659	118	(2,643)	3,134
Net income	$52,476	$1,477	(13)	$53,940
Earnings per share:
Basic	$1.51			$1.55
Diluted	$1.50			$1.55

Consolidated Statements of Shareholders' Equity

FOR THE YEARS ENDED DECEMBER 31, 2013, 2014 AND 2015
(Dollars in thousands)

	Manager Shares		Common Shares		Additional Paid-in Capital	Retained Earnings (Deficit)	Other Comprehensive Loss, net	Total Shareholders' Equity
	Shares	Amount	Shares	Amount
Balance December 31, 2012 as previously reported	100	$—	28,040,305	$28	$482,733	$83,138	$(33,897)	$532,002
Adjustment to ending balance	—	—	—	—	—	(8,191)	—	(8,191)
Balance December 31, 2012 as restated	100	—	28,040,305	28	482,733	74,947	(33,897)	523,811
Dividends to shareholders	—	—	—	—	—	(30,531)	—	(30,531)
Dividend equivalents	—	—	—	—	—	(940)	—	(940)
Shares issued in connection with public offering, net of expenses	—	—	13,142,856	13	172,582	—	—	172,595
Shares issued in connection with vested share grants	—	—	122,534	—	—	—	—	—
Shares issued in connection with SARs exercised	—	—	643	—	—	—	—	—
Share-based compensation	—	—	—	—	3,177	—	—	3,177
Derivative instruments terminated in connection with aircraft sale, net of deferred tax asset of $0.3 million (1)	—	—	—	—	—	—	(747)	(747)
Net income as restated	—	—	—	—	—	53,940	—	53,940
Net change in the fair value of derivatives, net of deferred tax liability of $3.5 million (1)	—	—	—	—	—	—	22,093	22,093
Reclassified from other comprehensive income into earnings, net of deferred tax asset of $0.2 million (1)	—	—	—	—	—	—	(1,302)	(1,302)
Balance December 31, 2013 as restated	100	$—	41,306,338	$41	$658,492	$97,416	$(13,853)	$742,096
Dividends to shareholders	—	—	—	—	—	(41,392)	—	(41,392)
Dividend equivalents	—	—	—	—	—	(1,426)		(1,426)
Shares issued in connection with vested share grants	—	—	119,666	—	—	—	—	—
Shares issued in connection with SARs exercised	—	—	6,994	—	—	—	—	—
Share-based compensation	—	—	—	—	30	—	—	30
Net income as restated	—	—	—	—	—	60,184	—	60,184
Net change in the fair value of derivatives, net of deferred tax asset of $0.6 million (1)	—	—	—	—	—	—	(3,238)	(3,238)
Balance December 31, 2014 as restated	100	$—	41,432,998	$41	$658,522	$114,782	$(17,091)	$756,254
Dividends to shareholders	—	—	—	—	—	(41,388)	—	(41,388)
Dividend equivalents	—	—	—	—	—	(1,054)		(1,054)
Shares issued in connection with vested share grants	—	—	36,075	—	—	—	—	—
Shares repurchased pursuant to share repurchase program	—	—	(421,329)	—	(5,529)	—	—	(5,529)
Shares repurchased pursuant to tender offer	—	—	(5,376,344)	(5)	(75,898)	—	—	(75,903)
Share-based compensation	—	—	—	—	195	—	—	195
Net income	—	—	—	—	—	22,798	—	22,798
Net change in the fair value of derivatives, net of deferred tax liability of $0.3 million (1)	—	—	—	—	—	—	158	158
Reclassification from other comprehensive loss into earnings due to termination of derivative liabilities, net of deferred tax asset of $19,000 (1)	—	—	—	—	—	—	(130)	(130)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax liability of $0.2 million (1)	—	—	—	—	—	—	1,563	1,563
Balance December 31, 2015	100	$—	35,671,400	$36	$577,290	$95,138	$(15,500)	$656,964

(1)	See Note 12 to Notes to Consolidated Financial Statements.

Consolidated Statements of Cash Flows

FOR THE YEAR ENDED DECEMBER 31, 2014
(Dollars in thousands)

	Year Ended December 31, 2014
	As previously reported	Adjustments	As restated
Cash Flows from Operating Activities
Net Income	$56,077	$4,107	$60,184
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiary	(2,456)	(1,106)	(3,562)
Direct finance lease income	—	—	—
Gain on sale of aircraft	(18,878)	4,117	(14,761)
Depreciation	175,547	(8,564)	166,983
Aircraft impairment	—	1,200	1,200
Amortization of debt discounts and debt issuance costs	5,380	7,136	12,516
Amortization of lease incentives	18,934	—	18,934
Amortization of lease discounts/premiums and other items	9,977	(7,136)	2,841
Amortization of GAAM acquisition date fair value adjustments	6,260	—	6,260
Net loss (gain) on debt modification and extinguishment	(3,960)	1,713	(2,247)
Share-based compensation	30	—	30
Unrealized foreign exchange gain	—	—	—
Provision for deferred income taxes	6,169	(436)	5,733
Unrealized loss on derivative instruments	38	—	38
Security deposits and maintenance payment liability recognized into earnings	(30,376)	(1,895)	(32,271)
Security deposits and maintenance payment claims applied towards operating lease revenues	—	—	—
Distributions from unconsolidated subsidiary	5,501	—	5,501
Changes in operating assets and liabilities:
Rent receivables	(4,767)	—	(4,767)
Other assets	(1,589)	—	(1,589)
Payable to related parties	(12,848)	—	(12,848)
Accounts payable, accrued liabilities and other liabilities	18,126	864	18,990
Net cash flows provided by operating activities	227,165	—	227,165
Cash Flows from Investing Activities
Distributions from (investment in) unconsolidated subsidiary	1,132	—	1,132
Rent received from direct finance lease	—	—	—
Investment in direct finance lease	—	—	—
Purchase of flight equipment	(915,450)	—	(915,450)
Proceeds from sale of aircraft, net	88,617	—	88,617
Payments for aircraft improvement	(9,841)	—	(9,841)
Payments for maintenance	(5,017)	—	(5,017)
Net cash flows used in investing activities	(840,559)	—	(840,559)
Cash Flows from Financing Activities
Restricted cash and cash equivalents	35,690	—	35,690
Security deposits received	18,134	—	18,134
Security deposits returned	(4,728)	—	(4,728)
Maintenance payment liability receipts	85,172	—	85,172
Maintenance payment liability disbursements	(45,412)	—	(45,412)
Net swap termination payments	—	—	—
Debt extinguishment costs	—	—	—
Debt issuance costs	(1,803)	—	(1,803)
Proceeds from unsecured borrowings	396,563	—	396,563
Proceeds from secured borrowings	298,658	—	298,658
Repayment of secured borrowings	(192,974)	—	(192,974)
Proceeds from issuance of shares, net of fees paid	—	—	—
Shares repurchased	—	—	—
Dividends paid	(41,392)	—	(41,392)
Dividend equivalents	(1,426)	—	(1,426)
Net cash flows provided by financing activities	546,482	—	546,482
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net decrease in cash and cash equivalents	(66,912)	—	(66,912)
Cash and cash equivalents at beginning of year	404,472	—	404,472
Cash and cash equivalents at end of year	$337,560	$—	$337,560
Supplemental Disclosure:
Cash paid during the year for:
Interest	$119,745	$—	$119,745
Taxes	188	—	188
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance	1,938	—	1,938
Maintenance payment liability applied to rent receivables and rentals received in advance	—	—	—
Other liabilities applied to maintenance payment liability and rent receivables	979	—	979
Noncash investing activities:
Aircraft improvement	2,882	—	2,882
Noncash activities in connection with purchase of aircraft	26,002	—	26,002
Noncash activities in connection with sale of aircraft	12,479	—	12,479

FOR THE YEAR ENDED DECEMBER 31, 2013
(Dollars in thousands)

	Year Ended December 31, 2013
	As previously reported	Adjustments	As restated
Cash Flows from Operating Activities
Net Income	$52,476	$1,464	$53,940
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiary	(1,871)	380	(1,491)
Direct finance lease income	—	—	—
Gain on sale of aircraft	(6,277)	856	(5,421)
Depreciation	146,400	(8,064)	138,336
Aircraft impairment	8,825	(2,659)	6,166
Amortization of debt discounts and debt issuance costs	5,735	5,945	11,680
Amortization of lease incentives	9,019	—	9,019
Amortization of lease discounts/premiums and other items	8,173	(5,945)	2,228
Amortization of GAAM acquisition date fair value adjustments	12,602	—	12,602
Net gain on debt modification and extinguishment	(15,881)	—	(15,881)
Share-based compensation	3,177	—	3,177
Unrealized foreign exchange gain	—	—	—
Provision for deferred income taxes	6,195	(1,661)	4,534
Unrealized gain on derivative instruments	(1,263)	—	(1,263)
Security deposits and maintenance payment liability recognized into earnings	(31,360)	8,062	(23,298)
Security deposits and maintenance payment claims applied towards operating lease revenues	(2,596)	—	(2,596)
Distributions from unconsolidated subsidiary	—	—	—
Changes in operating assets and liabilities:
Rent receivables	(4,982)	—	(4,982)
Other assets	(1,969)	—	(1,969)
Payable to related parties	(10,544)	2,931	(7,613)
Accounts payable, accrued liabilities and other liabilities	5,615	(1,309)	4,306
Net cash flows provided by operating activities	181,474	—	181,474
Cash Flows from Investing Activities
Distributions from (investment in) unconsolidated subsidiary	—	—	—
Rent received from direct finance lease	—	—	—
Investment in direct finance lease	—	—	—
Purchase of flight equipment	(632,944)	—	(632,944)
Proceeds from sale of aircraft, net	48,539	—	48,539
Payments for aircraft improvement	—	—	—
Payments for maintenance	(24,185)	—	(24,185)
Net cash flows used in investing activities	(608,590)	—	(608,590)
Cash Flows from Financing Activities
Restricted cash and cash equivalents	(39,731)	—	(39,731)
Security deposits received	13,910	—	13,910
Security deposits returned	(7,271)	—	(7,271)
Maintenance payment liability receipts	56,968	—	56,968
Maintenance payment liability disbursements	(16,612)	—	(16,612)
Net swap termination payments	—	—	—
Debt extinguishment costs	(3,856)	—	(3,856)
Debt issuance costs	(11,825)	—	(11,825)
Proceeds from unsecured borrowings	291,389	—	291,389
Proceeds from secured borrowings	688,975	—	688,975
Repayment of secured borrowings	(444,607)	—	(444,607)
Proceeds from issuance of shares, net of fees paid	172,595	—	172,595
Shares repurchased	—	—	—
Dividends paid	(30,531)	—	(30,531)
Dividend equivalents	(940)	—	(940)
Net cash flows provided by financing activities	668,464	—	668,464
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net increase in cash and cash equivalents	241,348	—	241,348
Cash and cash equivalents at beginning of year	163,124	—	163,124
Cash and cash equivalents at end of year	$404,472	$—	$404,472
Supplemental Disclosure:
Cash paid during the year for:
Interest	$97,481	$—	$97,481
Taxes	84	—	84
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance	1,414	—	1,414
Maintenance payment liability applied to rent receivables and rentals received in advance	4,446	—	4,446
Other liabilities applied to maintenance payment liability and rent receivables	—	—	—
Noncash investing activities:
Aircraft improvement	2,334	—	2,334
Noncash activities in connection with purchase of aircraft	1,774	—	1,774
Noncash activities in connection with sale of aircraft	43,500	—	43,500